Other Assets - Summary of Fair Value and Amortized Cost (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	$ 198.3	$ 174.9
Amortized Cost/Cost	179.8	167.3
Bonds
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	124.4	115.5
Amortized Cost/Cost	124.5	112.6
Equity securities
Disclosure of investments held for self insured liabilities at fair value and amortized cost [line items]
Fair Value	73.9	59.4
Amortized Cost/Cost	$ 55.3	$ 54.7